STOCKHOLDERS' EQUITY (Details 3) (USD $)	2 Months Ended	4 Months Ended	12 Months Ended		0 Months Ended			6 Months Ended	12 Months Ended		0 Months Ended										0 Months Ended						1 Months Ended		3 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended				3 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended		2 Months Ended	0 Months Ended
	Feb. 29, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 03, 2012 Private placement	Jul. 22, 2011 Continental Resources	Jun. 11, 2014 Restricted stock	Jun. 30, 2014 Restricted stock	Dec. 31, 2013 Restricted stock	Dec. 31, 2012 Restricted stock	Feb. 08, 2013 Restricted stock Chief Executive Officer	Jun. 18, 2012 Restricted stock Chief Executive Officer	Feb. 09, 2012 Restricted stock Chief Executive Officer	Dec. 23, 2013 Restricted stock Chief Executive Officer Shares vesting on December 26, 2013	Jun. 18, 2012 Restricted stock Chief Executive Officer Shares vesting on December 26, 2013	Feb. 09, 2012 Restricted stock Chief Executive Officer Shares vesting on February 9, 2014	Feb. 09, 2012 Restricted stock Chief Executive Officer Shares vesting on February 9, 2015	Jun. 18, 2012 Restricted stock A director	Nov. 21, 2012 Restricted stock Vice President of Finance and Controller	Feb. 08, 2013 Restricted stock Vice President of Finance and Controller	Feb. 12, 2013 Restricted stock A director and certain employees and consultants	Jan. 02, 2014 Restricted stock Employees	Dec. 16, 2013 Restricted stock Employees	Nov. 01, 2013 Restricted stock Employees	Dec. 16, 2013 Restricted stock Employees and consultants	Dec. 16, 2013 Restricted stock Consultants	Mar. 31, 2012 Stock Warrants	Feb. 23, 2012 Stock Warrants	Jun. 30, 2012 Stock Warrants Continental Resources	Jun. 19, 2012 Common Stock	Apr. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Jun. 30, 2012 Common Stock	Dec. 03, 2012 Common Stock Private placement	Apr. 05, 2012 Common Stock Victoria Gold. and Victoria Resources (US) Inc. acre	May 24, 2012 Common Stock Red Battle, and Valor Gold	Jul. 22, 2011 Common Stock Continental Resources	Jun. 30, 2012 Common Stock Continental Resources	Jun. 30, 2012 Common Stock Continental Resources Minimum	Jun. 30, 2012 Common Stock Continental Resources Maximum	Mar. 20, 2012 Common Stock Legal services	Mar. 20, 2012 Common Stock Legal services Continental Resources	Mar. 31, 2012 Common Stock Public relations services	Dec. 31, 2012 Common Stock Public relations services	Apr. 27, 2012 Common Stock Consulting services	Mar. 30, 2012 Common Stock Stock Warrants	Mar. 31, 2012 Common Stock Stock Warrants	Feb. 29, 2012 Common Stock Stock Warrants	Feb. 29, 2012 Common Stock Stock Warrants	Dec. 03, 2012 Common Stock Stock Warrants Private placement	Apr. 05, 2012 Common Stock Stock Warrants Victoria Gold. and Victoria Resources (US) Inc.
Common Stock
Number of units sold	2,237,500
Net proceeds from sale of units	$ 847,500
Purchase price per unit (in dollars per share)	$ 0.40				$ 0.33
Number of shares of common stock per unit	1
Term of warrants																																																	2 years		2 years
Percentage of the number of share of common stock issuable upon conversion used to calculate warrant rights																																																	50.00%
Number of warrants per unit																																																	1,118,750	3,787,819
Exercise price (in dollars per share)																												$ 0.40																				$ 0.60	$ 0.60	$ 0.50	$ 0.60
Percentage of closing price for the common stock on the business day immediately prior to the date of exercise																																																	100.00%
Period since the final closing date of the sale of units, when the entity has agreed to file a "resale" registration statement	60 days
Period since the final closing date of the sale of units, when the entity agreed to declare registration statement	120 days
Percentage of fees payable to investor per month in cash for every thirty day period up to a maximum of 6% under registration obligations	1.00%
Period for payment of fees to investors under registration obligations	30 days
Maximum percentage of fees payable to investor under registration obligations	6.00%
Common stock issued (in shares)																														12,500,000	4,385,716			9,469,548
Purchase price of common stock issued		3,177,416	9,432,450																											4,000,000	1,535,000
Fees paid to placement agent for private placement of common stock																														75,000
Common stock issued to placement agent in connection with the sale of common stock (in shares)																														234,375				303,030
Restricted common stock granted							5,000,000					5,000,000	12,000,000			3,000,000	3,000,000	3,000,000	200,000		6,700,000	250,000	1,300,000	125,000	2,500,000
Number of restricted shares previously issued to CEO for which vesting period has been extended											6,000,000
Number of restricted shares for which vesting accelerated														6,000,000	1,666,667
Common stock issued for services																																									250,000		200,000		50,000
Expenses recorded for services received																																									129,028
Legal fees paid																																									299,642
Accrued professional fees																																										170,614			45,000
Value of common stock for services (in shares)		837,500	454,642																																						299,642			110,000	45,000
Grant date fair market value of common stock issued																														$ 0.32	$ 0.35		$ 0.36		$ 0.46				$ 0.29	$ 0.505			$ 0.55		$ 0.90
Common stock issued against stock warrants																																6,229,718														2,967,143	336,974	2,925,601
Number of stock warrants exercised on a cashless basis																											11,399,150																			5,250,000	968,750	5,180,400
Common stock in connection with the acquisition of mineral rights (in shares)																																			10,000,000
Warrants issued to acquire shares of common stock (in shares)																																																			5,000,000
Acres of Property																																			13,300
Value of common stock issued in connection with the acquisition of assets			4,600,000																																4,600,000
Number of shares of common stock issued for each share of common stock of Continental																																					0.8
Number of shares of common stock issued for each warrant					0.40																																8	0.3
Number of shares of common stock issued for each warrant of Continental						10
Number of shares of common stock issued for each option																																					8
Number of shares of common stock issued for each option of Continental						10
Issuance of common stock in connection with the cancellation of warrants (in shares)			9,729,285																																			9,729,285
Warrant cancelled (in shares)																													32,430,954
Value of common stock issue in connection with cancellation of warrants			4,883,196																																			4,883,196
Common stock cancelled (in shares)																																				1,750,000
Percentage of vesting of restricted common stock												33.33%						33.33%			33.33%	33.33%	33.33%	33.33%		33.33%
Fair market value on the date of grant												$ 0.34						$ 0.34	$ 0.35		$ 0.51	$ 0.35		$ 0.36	$ 0.35
Vesting period												3 years						3 years			3 years	3 years		3 years	3 years	3 years
A fraction of the restricted shares previously issued for which vesting period has been extended											33.33%									33.33%
Proceeds from issuance of common stock and warrants private placement					3,124,950
Warrants issued to placement agent (in shares)																																																		121,212
Consideration paid for placement agent services				370,583	100,000
Total grant date value																					3,417,000				875,000
Stock-based compensation expense								1,484,423	4,772,162	5,048,047
Unrecognized compensation expense								$ 2,130,538	$ 3,527,461